Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net) - Summary of Reconciliation of DTA (Net) and DTL (Net) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income / (expense) recognised in profit or loss	₨ 540	$ 6	₨ (3,929)		₨ (3,014)
Income / (expense) recognised in OCI | ₨	₨ 283		₨ 91		₨ (82)
Compound financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance		3,262		$ 2,895		$ 2,554
Income / (expense) recognised in profit or loss		(145)		407		380
Income / (expense) recognised in equity				(40)		(40)
Income / (expense) recognised in Adjustment on account of sale of subsidiary		(21)				1
Closing balance		3,096		3,262		2,895
Gain / (loss) on mark to market of derivative instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance		(1,256)		(772)		(432)
Income / (expense) recognised in profit or loss		298		28		(268)
Income / (expense) recognised in OCI		(697)		(32)		(84)
Income / (expense) recognised in equity				(480)		(275)
Income / (expense) recognised in Adjustment on account of sale of subsidiary		20				287
Closing balance		(1,635)		(1,256)		(772)
Difference in written down value of PPE and intangibles as per books of account and tax laws
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance		(89,050)		(78,085)		(72,547)
Income / (expense) recognised in profit or loss		(20,104)		(13,428)		(8,775)
Addition through business combination		(144)
Income / (expense) recognised in Adjustment on account of sale of subsidiary		4,303		2,463		3,237
Closing balance		(104,995)		(89,050)		(78,085)
Unamortised ancillary borrowing cost
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance		(256)		(319)		(310)
Income / (expense) recognised in profit or loss		31		63		(10)
Income / (expense) recognised in Adjustment on account of sale of subsidiary		(6)				1
Closing balance		(231)		(256)		(319)
Provision for decommissioning costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance		2,276		2,525		4,312
Income / (expense) recognised in profit or loss		187		(234)		(1,750)
Income / (expense) recognised in Adjustment on account of sale of subsidiary		(17)		(15)		(37)
Closing balance		2,446		2,276		2,525
Expected credit losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance		580		422		384
Income / (expense) recognised in profit or loss		(208)		158		38
Closing balance		372		580		422
Unabsorbed depreciation available for offsetting against future taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance		60,216		53,947		51,202
Income / (expense) recognised in profit or loss		19,446		8,483		5,160
Income / (expense) recognised in OCI		216		42		711
Income / (expense) recognised in Adjustment on account of sale of subsidiary		(3,584)		(2,256)		(3,126)
Closing balance		76,294		60,216		53,947
Tax Losses available for offsetting against future taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance		3,161		2,050		686
Income / (expense) recognised in profit or loss		(230)		1,111		1,364
Closing balance		2,931		3,161		2,050
Minimum alternate tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance		3,014		3,034		2,376
Income / (expense) recognised in profit or loss		728		(20)		658
Closing balance		3,742		3,014		3,034
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance		1,402		1,167		724
Income / (expense) recognised in profit or loss		548		287		534
Income / (expense) recognised in Adjustment on account of sale of subsidiary		(109)		(52)		(91)
Closing balance		1,841		1,402		1,167
Government grant (viability gap funding)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance		354		452		405
Income / (expense) recognised in profit or loss		(20)		(98)		47
Closing balance		334		354		452
Right of use asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance		(1,272)		(1,174)		(844)
Income / (expense) recognised in profit or loss		(400)		(148)		(417)
Income / (expense) recognised in Adjustment on account of sale of subsidiary		93		50		87
Closing balance		(1,579)		(1,272)		(1,174)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance		161		709		681
Income / (expense) recognised in profit or loss		409		(538)		25
Income / (expense) recognised in OCI		6		(10)		3
Closing balance		576		161		709
Deferred Tax Assets Or Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance		(17,408)		(13,149)		(10,809)
Income / (expense) recognised in profit or loss		540		(3,929)		(3,014)
Income / (expense) recognised in OCI		(475)		0		630
Income / (expense) recognised in equity				(520)		(315)
Addition through business combination		(144)
Income / (expense) recognised in Adjustment on account of sale of subsidiary		679		190		359
Closing balance		$ (16,808)		$ (17,408)		$ (13,149)